Share-Based Payment (Details) - Schedule of Expenses Incurred on Share-Based Payment - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Expenses Incurred on Share-Based Payment [Abstract]
Expense recorded		$ 38,053